Leases	21 Months Ended
Sep. 30, 2020
Leases
Leases

Note 15. Leases

Our operating lease activities consist of leases for office space and equipment. Our finance lease activities consist of leases for hardware which we owned effective September 30, 2020. None of our lease agreements include variable lease payments. See the discussion of our January 1, 2019 implementation of a new accounting standard for leases and its impact on our Consolidated Financial Statements in Note 2. New Accounting Standards.

Supplemental balance sheet information as of September 30, 2020 and December 31, 2019 regarding our leases is as follows:

		As of	As of
Leases	Classification	September 30, 2020	December 31, 2019
Assets
Noncurrent:
Finance	Office and other equipment, net of accumulated depreciation and amortization	$—	$2,913
Operating	Operating lease right-of-use assets	378,682	470,132
Total leased assets		$378,682	$473,045

Liabilities
Current:
Finance lease	Finance lease liabilities	$—	$1,860
Noncurrent:
Operating lease	Operating lease liabilities	428,851	524,248
Total leased liabilities		$428,851	$526,108

Our operating and finance leases expenses for the nine months ended September 30, 2020 and 2019, were as follows:

		Nine months ended September 30,
Leases	Classification	2020	2019
Operating	General and administrative expense	$6,654	$10,453

Finance lease cost:	Amortization expense	2,913	8,739
	Interest expense	111	333

Minimum contractual obligations for our operating leases at September 30, 2020, are as follows:

Operating Leases
2020 (excluding nine months ended September 30,2020)	$40,345
2021	164,081
2022	156,608
2023	161,674
2024	13,508
Total remaining lease payments	$536,216

Supplemental cash flow information related to leases was as follows:

	Nine months ended September 30,
	2020	2019
Cash payments
Operating cash flows from operating leases	$(1,035)	$(148)
Operating cash flows from finance leases	4,657	2,328
Financing cash flows from finance leases	(111)	(333)

The weighted average remaining lease terms and discount rate of our finance and operating leases was as follows:

	As of		As of
	September 30, 2020		December 31, 2019
Weighted Average Remaining Lease Term
Finance lease	0		3	months
Operating lease	1.7	years	2.5	years
Weighted Average Discount Rate
Finance lease	—%		6%
Operating lease	8%		8%

Supplemental balance sheet information for our leases for the years ended December 31, 2019 and 2018, are as follows:

		As of	As of
Leases	Classification	December 31, 2019	December 31, 2018
Assets
Noncurrent:
Finance	Office and other equipment, net of accumulated depreciation and amortization	$2,913	$14,564
Operating	Operating lease right-of-use assets	470,132	592,065
Total leased assets		$473,045	$606,629

Liabilities
Current:
Finance lease	Finance lease liabilities	$1,860	$9,299
Noncurrent:
Operating lease	Operating lease liabilities	524,248	646,519
Total leased liabilities		$526,108	$655,818

The difference between assets and liabilities includes a $5,266 adjust to the finance lease and a $54,454 adjustment to an operating lease, both at the beginning of the period as part of the ASC 842 implementation adjustment discussed in Note 2. New Accounting Standards.

Our operating and finance leases expenses for the years ended December 31, 2019 and 2018, are as follows:

		Year ended December 31,
Leases	Classification	2019	2018
Operating	General and administrative expense	$13,797	$16,810

Finance lease cost:	Amortization expense	11,651	4,481
	Interest expense	444	444

Minimum contractual obligations for our leases as of December 31, 2019 are as follows:

	Operating Leases	Finance Lease
2020 (excluding year ended December 31, 2019)	$160,958	$2,133
2021	164,081	—
2022	156,608	—
2023	161,674	—
2024	13,508	—
Total remaining lease payments	$656,829	$2,133

Supplemental cash flow information related to leases was as follows:

	Year ended December 31,
	2019	2018
Cash payments
Operating cash flows from operating leases	$(337)	$4,306
Operating cash flows from finance leases	4,657	(2,514)
Financing cash flows from finance leases	(444)	(444)

The weighted average remaining lease terms of our finance and operating leases were six months and approximately two and a half years, respectively as of December 31, 2019. As of December 31, 2018, the weighted average remaining lease terms of our finance and operating leases were fifteen months and three and a half years, respectively. The weighted average discount rates used to determine the lease liabilities for finance leases was 6% and operating leases was 8% as of December 31, 2019 and 2018, respectively. The discount rate used for finance leases was based on the rates implicit in the leases. The discount rate used for operating leases was based on our incremental borrowing rate.